PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

10.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2014	2015
	US$	US$

Buildings	183,754	282,270
Office equipment	20,175	35,751
Motor vehicles	3,305	1,833
Leasehold improvement	7,005	13,445
Land	37,421	37,421

Total	251,660	370,720
Less: Accumulated depreciation	(34,555)	(44,216)

	217,105	326,504

Depreciation expenses were US$9,701, US$11,624 and US$14,668 for the year ended December 31, 2013, 2014 and 2015, respectively.

The Group is still in the process of obtaining the property ownership certificates for certain buildings with aggregate net carrying values of US$13,770. As the transfer of ownership of the buildings has been legally registered with the applicable government authority and the purchase consideration has been fully paid by the Group, the Group has the ability to obtain and control the future economic benefits of the buildings. As a result, these buildings were recognized as assets in the consolidated balance sheets as of December 31, 2014 and 2015.